Dividend income (Tables)	12 Months Ended
Dec. 31, 2020
Dividend income
Schedule of Dividend income

	2018	2019	2020

Equity instruments classified as:

Financial assets at fair value through profit or loss	33	44	40
Of which:
NAFTRAC (Exchange-traded fund or ETF)	18	36	36
Grupo Cementos de Chihuahua, S.A.B. de C.V.	11	7	3
Fomento Económico Mexicano, S.A.B. de C.V.	—	—	1
América Móvil, S.A.B, de C.V.	1	—	—
Grupo México, S.A.B. de C.V.	1	—	—
Wal-Mart de México, S.A.B. de C.V.	1	1	—
Others	1	—	—

Financial assets at fair value through other comprehensive income	177	191	206
Of which:
Controladora Prosa, S.A. de C.V.	50	54	73
Trans Unión de México, S.A.	88	93	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	21	25	25
Dun & Bradstreet de México, S.A. de C.V.	17	18	20
Others	1	1	—
	210	235	246